NOTES PAYABLE (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Maturity date, start	July 8, 2012
Maturity date, end	June 30, 2014
Maturities of two-year notes payable
Total	$ 2,409,667
Notes Conversion One [Member]
Debt Conversion [Line Items]
Shares issued for notes payable conversion	10,925,188
Amount of debt converted	500,000
Notes Conversion Two [Member]
Debt Conversion [Line Items]
Shares issued for notes payable conversion	84,337,610
Amount of debt converted	3,153,076
Loss on conversion of debt	(2,056,627)
Minimum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.015
Maximum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.275
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt interest rate	7.00%
Maturity date, start	July 8, 2012
Maturity date, end	June 22, 2014
Issuance of additional notes	879,342
Maturities of two-year notes payable
2012	292,000
2013	334,780
2014	901,387
Total	1,528,167
Less current maturities	(333,000)
Long term debt	1,195,167
Notes Payable, Other Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.015
Notes Payable, Other Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.275
Note Payable Issued for Land Purchase [Member]
Maturities of two-year notes payable
Total	157,485
Debt, face amount	225,000
Notes installment amount	22,500
Iliad Research and Trading LP Convertible Note [Member]
Debt Instrument [Line Items]
Debt interest rate	8.00%
Conversion price of convertible notes	$ 0.04
Maturities of two-year notes payable
Debt, face amount	566,500
Notes installment amount	47,208.33
Fee percentage	25.00%
Due date of first installment	Oct. 1, 2012
Proceeds from debt issuance, net of discount and costs	500,000
Original issue discount on notes payable	51,500
Payment of attorney's fees and costs	15,000
Number of shares called by warrant	16,666,667
Exercise price of warrants	0.3
Warrant expiration date	Jun. 04, 2016
JMJ Financial Convertible Note [Member]
Debt Instrument [Line Items]
Debt interest rate	5.00%
Conversion price, percent of stock price	80.00%
Maturity date	Dec. 04, 2013
Maturities of two-year notes payable
Debt, face amount	315,000
Proceeds from debt issuance, net of discount and costs	300,000
Original issue discount on notes payable	15,000
Maximum amount of loan	$ 1,000,000
Number of shares called by warrant	10,000,000
Exercise price of warrants	0.03
Warrant expiration date	Jun. 04, 2016